RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands		Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Due to related parties		¥ 293,732	$ 42,699	¥ 11,592
Shijiazhuang Liyu Technology and Development Limited Liyu [Member]
Due to related parties		293,732		11,592
Henan Agriculture University [Member] | Shijiazhuang Liyu Technology and Development Limited Liyu [Member]
Due to related parties		1,000		0
Beijing Shihui [Member]
Due to related parties		137,811
Beijing Shihui [Member] | Shijiazhuang Liyu Technology and Development Limited Liyu [Member]
Due to related parties		137,811		0
Linze Origin Seeds Limited [Member] | Shijiazhuang Liyu Technology and Development Limited Liyu [Member]
Due to related parties		123,579		0
Xinjiang Ginbo Seeds Center [Member]
Due to related parties		10,000
Xinjiang Ginbo Seeds Center [Member] | Shijiazhuang Liyu Technology and Development Limited Liyu [Member]
Due to related parties	[1]	10,000		10,000
Companies controlled by the Company's directors [Member] | Shijiazhuang Liyu Technology and Development Limited Liyu [Member]
Due to related parties		1,634		1,576
Ex-shareholders of State Harvest [Member] | Shijiazhuang Liyu Technology and Development Limited Liyu [Member]
Due to related parties		16		16
The Companys Chairman [Member] | Shijiazhuang Liyu Technology and Development Limited Liyu [Member]
Due to related parties		9,692		0
Zhangye Shihui [Member] | Shijiazhuang Liyu Technology and Development Limited Liyu [Member]
Due to related parties		¥ 10,000		¥ 0

[1]	(i): Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.